Condensed Financial Statements of the Company (Details) - Schedule of condensed balance sheets (Parentheticals) - VIEs [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	86,838,700	70,488,700
Ordinary shares, shares outstanding	86,838,700	70,488,700